VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—7.2%
Information Technology—7.2%
ams-OSRAM AG RegS 2.125%, 11/3/27(1)	3,000 EUR	$3,368
Dye & Durham Ltd. 144A 3.750%, 3/1/26(2)	4,686 CAD	3,340
		6,708

Total Convertible Bonds and Notes (Identified Cost $6,456)		6,708

Corporate Bonds and Notes—56.4%
Communication Services—13.7%
Cablevision Lightpath LLC 144A 5.625%, 9/15/28(2)	$2,470	2,430
CommScope LLC
144A 7.125%, 7/1/28(2)	1,800	1,807
144A 9.500%, 12/15/31(2)	1,726	1,786
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(2)	2,141	2,176
EchoStar Corp. 10.750%, 11/30/29	2,075	2,283
Getty Images, Inc.
144A 9.750%, 3/1/27(2)	1,239	1,176
144A 11.250%, 2/21/30(2)	1,200	1,146
		12,804

Consumer Discretionary—3.9%
Dana, Inc. 4.250%, 9/1/30	3,708	3,672
Energy—7.1%
California Resources Corp. 144A 7.125%, 2/1/26(2)	661	661
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/26(2)	826	825
Martin Midstream Partners LP 144A 11.500%, 2/15/28(2)	1,868	1,987
Shelf Drilling Holdings Ltd. 144A 9.625%, 4/15/29(2)	2,999	3,134
		6,607

Financials—15.2%
Frontier Communications Holdings LLC
5.875%, 11/1/29	1,493	1,509
144A 6.000%, 1/15/30(2)	2,990	3,025
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(2)	3,215	2,694
Nationstar Mortgage Holdings, Inc.
144A 5.125%, 12/15/30(2)	439	443
144A 5.750%, 11/15/31(2)	2,603	2,630
Permian Resources Operating LLC 144A 8.000%, 4/15/27(2)	851	864
SBL Holdings, Inc. 144A 6.500% (2)(3)	2,672	2,599
United Airlines, Inc. Pass-Through Trust 2016-2, B 3.650%, 4/7/27	402	402
		14,166

	Par Value	Value

Industrials—7.1%
Foundation Building Materials, Inc. 144A 6.000%, 3/1/29(2)	$1,234	$1,251
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(2)(4)	1,875	1,865
Latam Airlines Group S.A. 144A 7.875%, 4/15/30(2)	1,730	1,802
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)	1,694	1,698
		6,616

Information Technology—3.8%
ams-OSRAM AG RegS 10.500%, 3/30/29(1)	590 EUR	738
CoreWeave, Inc.
144A 9.250%, 6/1/30(2)	1,342	1,386
144A 9.000%, 2/1/31(2)	1,375	1,409
		3,533

Materials—5.6%
Big River Steel LLC 144A 6.625%, 1/31/29(2)	3,312	3,313
Illuminate Buyer LLC 144A 9.000%, 7/1/28(2)	1,902	1,908
		5,221

Total Corporate Bonds and Notes (Identified Cost $52,466)		52,619

Leveraged Loans—11.7%
Aerospace—2.6%
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.500%) 8.808%, 1/15/27(5)	2,458	2,465
Media / Telecom - Telecommunications—7.9%
Lumen Technologies, Inc.
Tranche B-1 (1 month Term SOFR + 2.464%) 6.628%, 4/15/29(5)	3,219	3,195
Tranche B-2 (1 month Term SOFR + 2.464%) 6.628%, 4/15/30(5)	1,892	1,878
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 11.002%, 5/13/27(5)	2,355	2,284
		7,357

Media / Telecom - Wireless Communications—1.2%
Commscope, Inc. 0.000%, 12/17/29(5)(6)	1,089	1,101
Total Leveraged Loans (Identified Cost $10,912)		10,923

See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares	Value
Closed-End Fund—0.1%
Equity Fund—0.1%
Eaton Vance Floating-Rate Income Trust(7)	9,423	$111
Total Closed-End Fund (Identified Cost $113)		111

Preferred Stock—2.5%
Real Estate—2.5%
City Office REIT, Inc. Series A, 6.625%	92,423	2,329
Total Preferred Stock (Identified Cost $2,280)		2,329

Common Stocks—0.0%
Financials—0.0%
Acropolis Infrastructure(8)(9)	6,145	—
Industrials—0.0%
TaskUS, Inc. Class A(9)	2,328	41
Total Common Stocks (Identified Cost $41)		41

Warrants—0.0%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(9)	986	— (10)
Consumer Discretionary—0.0%
Allurion Technologies, Inc., 08/01/30(9)	1,074	— (10)
ECARX Holdings, Inc., 12/21/27(9)	2,800	— (10)
Grove Collaborative Holdings, 06/16/27(9)	983	— (10)
Zapp Electric Vehicles Group Ltd., 03/03/28(9)	601	— (10)
		— (10)

Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(9)	1,000	—
Alchemy Investments Acquisition Corp. 1, 06/26/28(9)	3,082	1
Aldel Financial II, Inc., 10/10/29(9)	4,081	2
AltEnergy Acquisition Corp., 11/10/28(9)	243	— (10)
Andretti Acquisition Corp. II, 10/24/29(9)	6,104	1
Archimedes Tech SPAC Partners II Co., 04/02/30(9)	4,562	2
Copley Acquisition Corp., 05/23/30(9)	1,961	— (10)
EVe Mobility Acquisition Corp., 12/31/28(8)(9)	1,945	—
Fact II Acquisition Corp., 12/20/29(9)	3,096	1
Gesher Acquisition Corp. II, 03/12/30(9)	3,818	1
Goal Acquisitions Corp., 02/11/26(9)	10,907	— (10)
Graf Global Corp., 08/07/29(9)	2,871	1
Iron Horse Acquisitions Corp., 02/16/29(9)	4,884	1
Newbury Street Acquisition Corp., 12/31/27(9)	2,435	— (10)
NewHold Investment Corp. III, 04/17/30(9)	3,464	1
Roman DBDR Acquisition Corp. II, 02/03/30(9)	4,258	2
SIM Acquisition Corp. I, 08/28/29(9)	15,059	6
Slam Corp. Class A, 12/31/27(9)	217	— (10)
Stellar V Capital Corp., 03/24/30(9)	2,967	1
Target Global Acquisition I Corp., 12/31/27(9)	480	— (10)
Voyager Acquisition Corp., 05/16/31(9)	4,860	1
XBP Global Holdings, Inc., 12/31/27(9)	1,227	— (10)
	Shares	Value

Financials—continued
Zeo Energy Corp., 10/20/26(9)	282	$— (10)
		21

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(9)	240	— (10)
Psyence Biomedical Ltd., 01/25/29(9)	733	— (10)
Tevogen Bio Holdings, Inc., 11/04/26(9)	325	— (10)
		— (10)

Industrials—0.0%
Bridger Aerospace Group Holdings, Inc., 01/25/28(9)	2,200	— (10)
Getaround, Inc., 03/09/26(9)	458	— (10)
Volato Group, Inc., 12/03/28(9)	648	— (10)
		— (10)

Information Technology—0.0%
FOXO Technologies, Inc., 08/01/27(9)	1,072	— (10)
iLearningEngines Holdings, Inc., 03/02/26(9)	992	—
LeddarTech Holdings, Inc., 09/21/28(9)	3,202	— (10)
		— (10)

Total Warrants (Identified Cost $30)		21

	Shares/Units
Special Purpose Acquisition Companies—20.0%
1RT Acquisition Corp.(9)	855	9
A Paradise Acquisition Corp.(9)	3,138	31
A Paradise Acquisition Corp. Class A(9)	28,104	278
AA Mission Acquisition Corp. Class A(9)	16,044	169
Andretti Acquisition Corp. II Class A(9)	19,112	200
Archimedes Tech SPAC Partners II Co.(9)	17,088	174
Armada Acquisition Corp. II(9)	12,143	126
Armada Acquisition Corp. II Class A(9)	19,797	207
Axiom Intelligence Acquisition Corp. 1(9)	5,462	55
Axiom Intelligence Acquisition Corp. 1 Class A(9)	15,821	157
Bain Capital GSS Investment Corp.(9)	794	8
Berto Acquisition Corp.(9)	2,354	25
BEST SPAC I Acquisition Corp.(9)	1,561	16
Black Hawk Acquisition Corp. Class A(9)	102,000	1,141
Bleichroeder Acquisition Corp. I(9)	27,798	289
Blue Acquisition Corp.(9)	6,244	63
Blue Water Acquisition Corp. III(9)	15,612	158
Blue Water Acquisition Corp. III Class A(9)	15,004	149
BTC Development Corp.(9)	1,588	16
Cal Redwood Acquisition Corp.(9)	4,693	48
Cal Redwood Acquisition Corp. Class A(9)	15,693	157
Cantor Equity Partners I, Inc. Class A(9)	4,052	42
Cantor Equity Partners III, Inc. Class A(9)	1,570	16
Cantor Equity Partners IV, Inc. Class A(9)	6,317	64
Cartesian Growth Corp. II Class A(9)	10,365	125
Cartesian Growth Corp. III(9)	3,105	32
Cartesian Growth Corp. III Class A(9)	16,871	169
Centurion Acquisition Corp.(9)	4,268	45
ChampionsGate Acquisition Corp.(9)	1,871	19
Chenghe Acquisition III Co.(9)	8,782	88
Cohen Circle Acquisition Corp. II(9)	6,605	68
Columbus Circle Capital Corp. I Class A(9)	4,767	48
Copley Acquisition Corp. Class A(9)	7,285	74
See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares/Units	Value
CSLM Digital Asset Acquisition Corp. III Ltd.(9)	12,725	$129
D Boral ARC Acquisition I Corp. Class A(9)	103,784	1,030
Drugs Made In America Acquisition Corp.(9)	16,363	168
Drugs Made In America Acquisition Corp.(9)	16,363	4
Drugs Made In America Acquisition II Corp.(9)	6,385	63
Dune Acquisition Corp. II(9)	11,452	117
EGH Acquisition Corp.(9)	2,334	23
EGH Acquisition Corp. Class A(9)	7,847	79
Emmis Acquisition Corp.(9)	5,587	56
EQV Ventures Acquisition Corp. II(9)	15,479	155
ESH Acquisition Corp.(9)	4,387	1
Eureka Acquisition Corp.(9)	1,571	17
Fact II Acquisition Corp.(9)	6,192	64
Fifth Era Acquisition Corp. I Class A(9)	2,737	28
FIGX Capital Acquisition Corp.(9)	2,669	27
FIGX Capital Acquisition Corp. Class A(9)	27,699	277
Flag Ship Acquisition Corp.(9)	1,674	18
FutureCrest Acquisition Corp.(9)	319	3
Galata Acquisition Corp. II(9)	5,590	56
Gesher Acquisition Corp. II Class A(9)	7,636	78
GigCapital7 Corp. Class A(9)	19,870	209
Globa Terra Acquisition Corp. Class A(9)	92,303	921
Gores Holdings X, Inc.(9)	15,992	165
Graf Global Corp. Class A(9)	5,746	61
GSR IV Acquisition Corp.(9)	21,466	218
Haymaker Acquisition Corp. 4(9)	23,539	267
HCM III Acquisition Corp.(9)	786	8
Integrated Wellness Acquisition Corp. Class A(9)	17,339	210
Iron Horse Acquisitions Corp.(9)	4,884	4
Jackson Acquisition Co. II(9)	15,635	4
Jackson Acquisition Co. II Class A(9)	15,635	162
Jena Acquisition Corp. II(9)	12,488	130
Jena Acquisition Corp. II Class A(9)	16,334	166
K&F Growth Acquisition Corp. II(9)	7,626	1
K&F Growth Acquisition Corp. II Class A(9)	7,626	78
Kochav Defense Acquisition Corp. Class A(9)	9,122	91
Lakeshore Acquisition III Corp.(9)	21,622	218
Lakeshore Acquisition III Corp.(9)	13,775	3
Launch Two Acquisition Corp. Class A(9)	7,771	81
Lightwave Acquisition Corp.(9)	90,932	913
Lionheart Holdings Class A(9)	9,489	100
Live Oak Acquisition Corp. V Class A(9)	50,046	509
M3-Brigade Acquisition VI Corp.(9)	1,583	16
McKinley Acquisition Corp.(9)	45,981	459
Mountain Lake Acquisition Corp.(9)	10,678	2
Mountain Lake Acquisition Corp. Class A(9)	10,678	110
Nabors Energy Transition Corp. II Class A(9)	21,837	245
New Providence Acquisition Corp. III(9)	38,153	392
NewHold Investment Corp. III Class A(9)	6,928	71
NMP Acquisition Corp. Class A(9)	15,908	158
Oak Woods Acquisition Corp. Class A(9)	8,400	101
Origin Investment Corp. I(9)	7,976	80
OTG Acquisition Corp. I(9)	3,991	40
Oxley Bridge Acquisition Ltd.(9)	6,264	63
Oxley Bridge Acquisition Ltd. Class A(9)	83,156	827
Oyster Enterprises II Acquisition Corp.(9)	7,821	78
Oyster Enterprises II Acquisition Corp. Class A(9)	40,408	405
Pantages Capital Acquisition Corp.(9)	12,570	129
Pantages Capital Acquisition Corp.(9)	12,570	2
Perimeter Acquisition Corp. I(9)	4,671	49
Pioneer Acquisition I Corp.(9)	23,460	236
Pioneer Acquisition I Corp. Class A(9)	64,612	642
ProCap Acquisition Corp.(9)	2,159	23
ProCap Acquisition Corp. Class A(9)	22,561	232
	Shares/Units	Value
Quantumsphere Acquisition Corp.(9)	3,157	$32
Republic Digital Acquisition Co.(9)	2,354	25
Rising Dragon Acquisition Corp.(9)	12,024	125
Roman DBDR Acquisition Corp. II(9)	8,097	83
Silver Pegasus Acquisition Corp.(9)	3,900	40
Silver Pegasus Acquisition Corp. Class A(9)	7,983	80
Silverbox Corp. IV Class A(9)	5,560	58
SIM Acquisition Corp. I Class A(9)	39,331	413
Sizzle Acquisition Corp. II(9)	7,834	1
Sizzle Acquisition Corp. II Class A(9)	25,546	259
Solarius Capital Acquisition Corp. Class A(9)	9,557	95
Soulpower Acquisition Corp.(9)	15,360	3
Soulpower Acquisition Corp. Class A(9)	16,273	164
Spring Valley Acquisition Corp. II(9)	176	— (10)
Spring Valley Acquisition Corp. III(9)	6,352	66
Stellar V Capital Corp. Class A(9)	5,935	61
Tavia Acquisition Corp.(9)	12,508	129
Tavia Acquisition Corp.(9)	12,508	2
Thayer Ventures Acquisition Corp. II(9)	782	8
Thayer Ventures Acquisition Corp. II Class A(9)	7,855	79
Translational Development Acquisition Corp.(9)	57,846	598
UY Scuti Acquisition Corp.(9)	11,082	2
UY Scuti Acquisition Corp.(9)	11,082	113
Vine Hill Capital Investment Corp. Class A(9)	8,404	90
Voyager Acquisition Corp.(9)	19,124	200
Wen Acquisition Corp.(9)	12,019	125
Wen Acquisition Corp. Class A(9)	1,665	17
Wintergreen Acquisition Corp.(9)	7,939	80
YHN Acquisition I Ltd.(9)	12,310	129
Total Special Purpose Acquisition Companies (Identified Cost $18,363)		18,615

	Shares
Escrow Notes—0.5%
Financials—0.5%
Altaba, Inc. Escrow(9)	327,452	442
Total Escrow Notes (Identified Cost $232)		442

Total Long-Term Investments—98.4% (Identified Cost $90,893)		91,809

Short-Term Investments—2.9%
Money Market Mutual Funds—2.9%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 3.969%)(7)	1,900,000	1,900
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 4.034%)(7)	851,744	852
Total Short-Term Investments (Identified Cost $2,752)		2,752

See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—1.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(7)(11)	1,189,650	$1,190
Total Securities Lending Collateral (Identified Cost $1,190)		1,190

TOTAL INVESTMENTS—102.6% (Identified Cost $94,835)		$95,751
Other assets and liabilities, net—(2.6)%		(2,452)
NET ASSETS—100.0%		$93,299

Abbreviations:
AMT	Alternative Minimum Tax
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company

Footnote Legend:
(1)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to a value of $47,355 or 50.8% of net assets.

(3)	No contractual maturity date.
(4)	All or a portion of security is on loan.
(5)
Variable rate security. Rate disclosed is as of September 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(6)	This loan will settle after September 30, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Non-income producing.
(10)	Amount is less than $500 (not in thousands).
(11)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

Country Weightings†
United States	66%
Cayman Islands	21
Austria	4
Canada	3
Mexico	2
Chile	2
Virgin Islands(British)	2
Total	100%
† % of total investments as of September 30, 2025.

Forward foreign currency exchange contracts as of September 30, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	3,258	EUR	2,850	JPM	12/17/25	$—	$(103)
USD	3,418	CAD	4,686	JPM	12/18/25	39	—
USD	760	EUR	646	JPM	12/18/25	—	(2)
Total						$39	$(105)
See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)

Over-the-counter total return swaps outstanding as of September 30, 2025 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Blackrock Municipal Income Quality Trust Mutual Fund	Pay	4.700% (0.610% + OBFR)	1 Month	GS	02/18/26	$519	$1	$1	$—
Blackrock Municipal Income Trust II Mutual Fund	Pay	4.700% (0.610% + OBFR)	1 Month	GS	07/14/26	95	4	4	—
Blackrock Municipal Income Trust Mutual Fund	Pay	4.700% (0.610% + OBFR)	1 Month	GS	07/14/26	91	4	4	—
Blackrock MuniHoldings Fund, Inc.	Pay	4.700% (0.610% + OBFR)	1 Month	GS	07/14/26	364	20	20	—
Blackrock MuniHoldings Quality Fund II, Inc.	Pay	4.700% (0.610% + OBFR)	1 Month	GS	07/14/26	311	18	18	—
Blackrock Muniyield Quality Fund, Inc.	Pay	4.700% (0.610% + OBFR)	1 Month	GS	09/03/25	595	(3)	—	(3)
Blackrock Munyield Quality Fund III, Inc.	Pay	4.700% (0.610% + OBFR)	1 Month	GS	03/06/26	85	(1)	—	(1)
Franklin Universal Trust (SBI) Mutual Fund	Pay	4.700% (0.610% + OBFR)	1 Month	GS	03/06/26	115	7	7	—
Nuveen AMT-Free Municipal Credit Income Fund	Pay	4.700% (0.610% + OBFR)	1 Month	GS	02/18/26	593	— (3)	— (3)	—
Pershing Square Escrow(4)	Pay	5.300% (1.210% + OBFR)	1 Month	GS	02/18/26	— (3)	— (3)	—	— (3)
Pershing Tontine Spar(4)	Pay	5.300% (1.210% + OBFR)	1 Month	GS	02/18/26	— (3)	1	1	—
Saba Capital Income & Opportunities Fund	Pay	4.700% (0.610% + OBFR)	1 Month	GS	02/18/26	98	5	5	—
Saba Capital Income & Opportunities Fund	Pay	4.470% (0.380% + OBFR)	3 Month	JPM	09/22/26	3	— (3)	—	— (3)
							56	60	(4)
Total							$56	$60	$(4)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	Amount is less than $500 (not in thousands).
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$6,708	$—	$6,708	$—
Corporate Bonds and Notes	52,619	—	52,619	—
Leveraged Loans	10,923	—	10,923	—
Equity Securities:
Closed-End Fund	111	111	—	—
Preferred Stock	2,329	2,329	—	—
Common Stocks	41	41	—	— (1)
Warrants	21	21	—	— (1)
Special Purpose Acquisition Companies	18,615	18,615	—	—
Escrow Notes	442	—	442	—
Money Market Mutual Funds	2,752	2,752	—	—
Securities Lending Collateral	1,190	1,190	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	39	—	39	—
Over-the-Counter Total Return Swaps*	60	—	59	1
Total Assets	95,850	25,059	70,790	1
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(105)	—	(105)	—
Over-the-Counter Total Return Swaps*	(4)	—	(4)	— (2)
Total Liabilities	(109)	—	(109)	— (2)
Total Investments	$95,741	$25,059	$70,681	$1

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Security held by the Fund with an end of period value of $0 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2025.
See Notes to Schedule of Investments

VIRTUS WESTCHESTER CREDIT EVENT FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.